FAIR VALUE MEASUREMENT	3 Months Ended
Mar. 31, 2014
Fair Value Measurement [Abstract]
Fair Value Measurement

NOTE 8 – Fair value measurement:

Teva's financial instruments consist mainly of cash and cash equivalents, marketable securities, current and non-current receivables, short-term credit, accounts payable and accruals, long-term loans and other long-term senior notes and loans, convertible senior debentures and derivatives.

The fair value of the financial instruments included in working capital and non-current receivables approximates their carrying value. The fair value of long-term bank loans mostly approximates their carrying value, since they bear interest at rates close to the prevailing market rates.

Financial instruments measured at fair value

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable inputs that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Financial items carried at fair value as of March 31, 2014 and December 31, 2013 are classified in the tables below in one of the three categories described above:

	March 31, 2014
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money market	$11	$-	$-	$11
Cash deposits and other	890	-	-	890
Marketable securities:
Auction rate securities	-	-	18	18
Equity securities	89	-	-	89
Structured investment vehicles	-	93	-	93
Other	21	-	1	22
Derivatives:
Liabilities derivatives - mainly options and forward contracts	-	(19)	-	(19)
Liabilities derivatives - interest rate and cross-currency swaps	-	(386)	-	(386)
Asset derivatives - mainly options and forward contracts	-	13	-	13
Contingent consideration *	-	-	(387)	(387)

Total	$1,011	$(299)	$(368)	$344

	December 31, 2013
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money market	$9	$-	$-	$9
Cash deposits and other	1,029	-	-	1,029
Marketable securities:
Auction rate securities	-	-	18	18
Equity securities	70	-	-	70
Structured investment vehicles	-	89	-	89
Other	29	-	1	30
Derivatives:
Liability derivatives - mainly options and forward contracts	-	(17)	-	(17)
Liability derivatives - interest rate and cross-currency swaps	-	(436)	-	(436)
Asset derivatives - mainly options and forward contracts	-	28	-	28
Asset derivatives - interest rate swaps	-	2	-	2
Contingent consideration *	-	-	(366)	(366)

Total	$1,137	$(334)	$(347)	$456

* Contingent consideration represents either liabilities or assets recorded at fair value as part of transactions entered into by Cephalon, in connection with the MicroDose and NuPathe acquisitions, and the sale of our animal health unit.

Teva determined the fair value of the liability or asset for the contingent consideration based on a probability-weighted discounted cash flow analysis. This fair value measurement is based on significant unobservable inputs in the market and thus represents a Level 3 measurement within the fair value hierarchy. The fair value of the contingent consideration is based on several factors, such as: the cash flows projected from the success of unapproved product candidates; the probability of success for product candidates including risks associated with uncertainty regarding achievement and payment of milestone events; the time and resources needed to complete the development and approval of product candidates; the life of the potential commercialized products and associated risks of obtaining regulatory approvals in the U.S. and Europe and the risk adjusted discount rate for fair value measurement.

The contingent consideration is evaluated quarterly or more frequently if circumstances dictate. Changes in the fair value of contingent consideration are recorded in earnings.

Significant changes in unobservable inputs, mainly the probability of success and cash flows projected, could result in material changes to the contingent consideration liability.

The following table summarizes the activity for those financial assets and liabilities where fair value measurements are estimated utilizing Level 3 inputs.
	March 31,	December 31,
	2014	2013

	U.S. $ in millions
Fair value at the beginning of the period	$(347)	$(98)
Amount realized	-	(16)
Contingent consideration in connection with Cephalon acquisition	10	(12)
Contingent consideration in connection with MicroDose acquisition	55	(232)
Contingent consideration in connection with the sale of our animal health unit	(3)	8
Contingent consideration in connection with NuPathe acquisition	(83)	-
Net change to fair value:
Included in earnings - financial expense - net	-	1
Included in accumulated other comprehensive loss	-	2

Fair value at the end of the period	$(368)	$(347)

Financial instruments not measured at fair value

Financial instruments measured on a basis other than fair value are mostly comprised of senior notes and convertible senior debentures, and are presented in the below table:

	Estimated fair value*
	March 31,	December 31,
	2014	2013

	U.S. $ in millions

Senior notes included under long-term liabilities	$(8,746)	$(8,656)
Senior notes and convertible senior debentures included under short-term liabilities	(678)	(1,308)

Fair value at the end of the period	$(9,424)	$(9,964)

* The fair value was estimated based on quoted market prices, where available.

Marketable securities
The fair value, amortized cost and gross unrealized holding gains and losses of such securities are presented in the below table:
	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses
	U.S. $ in millions

March 31, 2014	$233	$210	$47	$24
December 31, 2013	216	213	25	22